Employee Stock Options - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) CompensationPlan $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based compensation expense | $	$ 37,045	$ 110,123	$ 297,244
Unrecognized compensation cost related to stock option | $	$ 371,862	$ 408,907	$ 252,315
Remaining vesting period of stock option	2 years 5 months 16 days	2 years 8 months 16 days	3 years 5 months 9 days
Intrinsic value of outstanding and vested stock options | $	$ 0
2014 and Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	125
Share-based compensation arrangement award number of common stock remain available for issuance	1,275
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	792,034	792,534	703,034	115,750
Stock options, maturity period	10 years	10 years
Number of stock based compensation plans | CompensationPlan		3
Options, Grants in Period, Exercise Price | $ / shares		$ 2.56	$ 2.86
Deferred Compensation | $		$ 306,709
Equity based compensation expense | $			$ 54,394
Share-based Payment Award, Options, Grants in Period	500
Number of stock options, granted		117,500	619,784
Number of shares exercisable	376,925	328,445	117,404
Employee Stock Option | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares exercisable	419
Employee Stock Option | Pre IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding		483,000
Employee Stock Option | Post IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding		136,784
Employee Stock Option | Two Thousand Fourteen Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Grants in Period, Exercise Price | $ / shares			$ 3.50
Equity based compensation expense | $			$ 223,031
Number of stock options, granted			103,250
Valuation Method		Black-Scholes method
Employee Stock Option | Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Grants in Period, Exercise Price | $ / shares		$ 2.56
Deferred Compensation | $		$ 268,202
Equity based compensation expense | $		$ 29,309
Number of stock options, granted		117,500
Valuation Method		Black-Scholes method
Options expiration period		10 years
Employee Stock Option | 2014 and Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, granted			619,781
Stock options, conversion		1.66667%
Employee Stock Option | Two Thousand Six Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Payment Award, Options, Grants in Period			103,250
Employee Stock Option | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period	3 years	3 years
Employee Stock Option | Minimum | Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period		3 years
Employee Stock Option | Minimum | 2014 and Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Grants in Period, Exercise Price | $ / shares			$ 2.00
Employee Stock Option | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period	4 years	4 years
Employee Stock Option | Maximum | Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period		4 years
Employee Stock Option | Maximum | 2014 and Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Grants in Period, Exercise Price | $ / shares			$ 7.00